Non-current assets - intangibles - Summary of reconciliations of intangibles (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 15,918	$ 822
Additions		8
Disposals	(3)
Additions through business combinations		16,408
Amortisation expense	(1,336)	(1,320)	$ (570)
Ending balance	14,579	15,918	822
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5	2
Additions		8
Disposals	(3)
Amortisation expense	(2)	(5)
Ending balance		5	2
Patents and intellectual property [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	250	820
Amortisation expense	(250)	(570)	(570)
Ending balance		250	$ 820
GDC licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,663
Additions through business combinations		16,408
Amortisation expense	(1,084)	(745)
Ending balance	$ 14,579	$ 15,663